QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
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                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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              (Address of principal executive offices) (Zip code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
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                    (Name and address of agent for service)

                                  (888)826-2520
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              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 09/30/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
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CONTENTS:

CSI Equity Portfolio

                    CSI EQUITY PORTFOLIO
             SCHEDULE OF PORTFOLIO INVESTMENTS
                     September 30, 2005
                        (unaudited)

  Number                                        Market
of Shares            Description                 Value
-----------          -------------         ------------------

           BANKING:                 15.71%

    19,800 Banco De Santander ADR           $        260,766
     5,450 Bank America                              229,445
     8,300 Danske Bank AS Ord                        257,300
     6,600 DBS Group Holdings ADR                    246,906
     2,825 HSBC Holdings ADR                         229,475
           National Australia
     2,080 Bank ADR                                  261,352
     5,200 State Street Corp.                        254,384
     5,000 Wachovia Corp                             237,950
     4,000 Wells Fargo & Co.                         234,280
                                           ------------------
                                                   2,211,858
                                           ------------------
           BEVERAGES:                3.48%
     5,400 Pepsico Inc.                              232,416
     4,550 Anheuser Busch Cos.                       258,030
                                           ------------------
                                                     490,446
                                           ------------------

           COMPUTER AND
           PERIPHERALS:              3.18%
    13,800 Cisco Systems, Inc.                       247,434
     5,850 Dell Computer                             200,070
                                           ------------------
                                                     447,504
                                           ------------------
           COMPUTER                  5.14%
           SOFTWARE/SERVICES:
     5,900 1st Data Corp                             236,000
     9,200 Microsoft Corp.                           236,716
     5,800 SAP ADR                                   251,314
                                           ------------------
                                                     724,030
                                           ------------------
           DRUG AND MEDICAL:         8.82%
     5,050 Abbott Laboratories                       214,120
     4,000 Amgen, Inc.                               318,680
     3,650 Johnson & Johnson                         230,972
     4,500 Medtronic Inc.                            241,290
           Pfizer
     9,500 Inc.                                      237,215
                                           ------------------
                                                   1,242,277
                                           ------------------
           ELECTRONICS/EQUIPMENT:    7.17%
     4,600 Canon Inc. ADR                            249,596
     3,500 Emerson Electric Co.                      251,300
     7,200 General Electric Corp.                    242,424
     4,300 Johnson Controls Inc.                     266,815
                                           ------------------
                                                   1,010,135
                                           ------------------
           FOOD:                     7.26%
     4,400 Diageo PLC ADR                            255,244
     3,900 Nestle S.A. ADR                           286,611
     7,300 Sysco Corp.                               229,001
           William Wrigley Jr.
     3,500 Company                                   251,580
                                           ------------------
                                                   1,022,436
                                           ------------------
           HOUSEHOLD:                5.33%
       975 Kao Corporation ADR                       240,435
     4,300 Proctor & Gamble                          255,678
     3,200 Toto Ltd.                                 254,112
                                           ------------------
                                                     750,225
                                           ------------------
           INSURANCE:                1.67%
           American International
     3,800 Group, Inc.                               235,448
                                           ------------------

           MANUFACTURING:            3.42%
     6,000 Du Pont EI                                235,020
     4,750 United Technologies                       246,240
                                           ------------------
                                                     481,260
                                           ------------------

           MATERIALS:                1.97%
     8,100 BHP Billiton LTD ADR                      276,858
                                           ------------------


           OIL:                      7.44%
     3,400 BP PLC ADR                                240,890
     4,300 Conocophillips                            300,613
     3,100 Schlumberger Ltd.                         261,578
     1,800 Total Fina ADR                            244,476
                                           ------------------
                                                   1,047,557
                                           ------------------
           RETAIL:                   4.93%
     7,750 Avon Products                             209,250
     5,800 Costco Wholesale                          249,922
     6,150 Home Depot Inc.                           234,561
                                           ------------------
                                                     693,733
                                           ------------------
           SEMI-CONDUCTORS:          1.63%
     9,300 Intel Corp.                               229,245
                                           ------------------

           SPECIALTY CHEMICALS:      1.75%
     3,350 3M Company                                245,756
                                           ------------------

           TELECOMMUNICATIONS:       4.21%
    12,300 China Telecom LTD ADR                     303,072
     5,600 Hutchison Whampoa                         289,632
                                           ------------------
                                                     592,704
                                           ------------------

           TRANSPORTATION:           5.48%
     2,900 Fedex Corporation                         252,677
     4,800 Toyota Motor ADR                          232,512
     3,100 Union Pacific Corp.                       286,347
                                           ------------------
                                                     771,536
                                           ------------------

           UTILITIES:                3.84%
     8,300 EON AG ADR                                255,225
     6,000 FPL Group                                 285,600
                                           ------------------
                                                     540,825
                                           ------------------



           Total Securiites        92.43%        13,013,833
           Cash and Cash
           equivalents               7.57%        1,065,861
                                  ---------------------------
           Total Portfolio         100.00%    $  14,079,694
                                  ===========================


For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date:  November 29, 2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 29, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: November 29, 2005
      ------------------------------------